Consolidated Statement of Shareholders' Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Share premium [member]	Other reserves [member]	Equity instruments at fair value [Member]	Debt instruments at fair [Member]	Insurance premiums reserves [Member]	Cash flow hedges [Member]	Foreign currency translation [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interest [Member]
Beginning, balance at Dec. 31, 2018	S/ 7,088,476	S/ 963,446	S/ (208,178)	S/ 268,077	S/ 4,700,000	S/ 147,554	S/ (232,337)	S/ 75,575	S/ 27,911	S/ 102,983	S/ 1,203,043	S/ 7,048,074	S/ 40,402
Beginning, balance Shares at Dec. 31, 2018		113,110	(2,418)
Statement [Line Items]
Net profit for the year	1,450,115										1,441,258	1,441,258	8,857
Other comprehensive income	321,438					117,329	1,268,496	(999,430)	(50,669)	(14,507)		321,219	219
Total comprehensive income	1,771,553					117,329	1,268,496	(999,430)	(50,669)	(14,507)	1,441,258	1,762,477	9,076
Initial Public Offering	684,939	S/ 74,571	S/ 208,178	262,379							138,997	684,125	814
Initial Public Offering,Shares		2,337	2,418
Declared and paid dividends	(654,464)										(654,464)	(654,464)
Purchase of treasury stock	(196)		S/ (196)									(196)
Purchase of treasury stock, Shares			(1)
Dividends paid to non-controlling interest of Subsidiaries	(3,654)												(3,654)
Others	5,292										5,432	5,432	(140)
Dividends received by Subsidiaries on treasury stock	11,502										11,422	11,422	80
Ending balance at Dec. 31, 2019	8,903,448	S/ 1,038,017	S/ (196)	530,456	4,700,000	264,883	1,036,159	(923,855)	(22,758)	88,476	2,145,688	8,856,870	46,578
Ending balance,Shares at Dec. 31, 2019		115,447	(1)
Statement [Line Items]
Net profit for the year	383,549										383,259	383,259	290
Other comprehensive income	371,156					8,175	630,944	(331,990)	(14,350)	76,935		369,714	1,442
Total comprehensive income	754,705					8,175	630,944	(331,990)	(14,350)	76,935	383,259	752,973	1,732
Declared and paid dividends	(698,228)										(698,228)	(698,228)
Purchase of treasury stock	(2,573)		S/ (2,573)									(2,573)
Purchase of treasury stock, Shares			(23)
Transfer of retained earnings to reserves					500,000						(500,000)
Dividends paid to non-controlling interest of Subsidiaries	(2,432)												(2,432)
Sale of equity instruments at fair value through other comprehensive income, Note	(40)					24,154					24,154		(40)
Others	(931)			2,315							(3,248)	(933)	2
Ending balance at Dec. 31, 2020	8,953,949	S/ 1,038,017	S/ (2,769)	532,771	5,200,000	297,212	1,667,103	(1,255,845)	(37,108)	165,411	1,303,317	8,908,109	45,840
Ending balance,Shares at Dec. 31, 2020		115,447	(24)
Statement [Line Items]
Net profit for the year	1,800,179										1,790,155	1,790,155	10,024
Other comprehensive income	(557,376)					145,899	(2,266,729)	1,389,995	81,986	95,674		(553,175)	(4,201)
Total comprehensive income	1,242,803					145,899	(2,266,729)	1,389,995	81,986	95,674	1,790,155	1,236,980	5,823
Declared and paid dividends	(633,853)										(633,853)	(633,853)
Purchase of treasury stock	(594)		S/ (594)									(594)
Purchase of treasury stock, Shares			(5)
Dividends paid to non-controlling interest of Subsidiaries	(328)												(328)
Sale of equity instruments at fair value through other comprehensive income, Note						(451,898)					451,898
Others	(6,615)										(6,605)	(6,605)	(10)
Ending balance at Dec. 31, 2021	S/ 9,555,362	S/ 1,038,017	S/ (3,363)	S/ 532,771	S/ 5,200,000	S/ (8,787)	S/ (599,626)	S/ 134,150	S/ 44,878	S/ 261,085	S/ 2,904,912	S/ 9,504,037	S/ 51,325
Ending balance,Shares at Dec. 31, 2021		115,447	(29)